BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 12,057	$ 4,329
Due from related party	67,102	53,423
Total Current Assets	79,159	57,752
Property and equipment, net of accumulated depreciation of $10,479 and $10,479 at September 30, 2015 and December 31, 2014, respectively	0	0
Other asset - Deposit	1,300	1,300
Total Assets	80,459	59,052
CURRENT LIABILITIES
Accounts payable	510,174	506,093
Accrued expenses	468,255	398,943
Amounts due to affiliate under service agreement	1,191,000	1,011,000
Advances from affiliate	416,197	388,477
Loans payable	1,215,799	1,215,799
Total Current Liabilities	3,801,425	3,520,312
Stockholders' Deficit
Preferred stock, authorized 10,000,000 shares; par value $0.001; none issued and outstanding at September 30, 2015 and December 31, 2014, respectively	0	0
Common stock, authorized 300,000,000 shares; par value $0.001; 5,121,688 issued and outstanding at September 30, 2015 and December 31, 2014, respectively	5,120	5,120
Additional paid-in capital	137,014,861	136,954,861
Accumulated deficit	(140,740,947)	(140,421,241)
Total Stockholders’ Deficit	(3,720,966)	(3,461,260)
Total Liabilities and Stockholders’ Deficit	$ 80,459	$ 59,052